S000024505 [Member] Performance Management - SFT Core Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	SFT Core Bond Fund: Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future and reflects the performance of Securian Asset Management, Inc. (Securian AM).

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart [Heading]	Calendar Year Total Returns for Class 2 Shares (a)
Bar Chart Closing [Text Block]
Best Quarter
4Q '23 | 7.37%
Worst Quarter
3Q '22 | -6.03%

Performance Table Heading	Average Annual Total Return (for periods ending December 31, 2025)
Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.03%)
Lowest Quarterly Return, Date	Sep. 30, 2022